FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Text Block]
11.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The following table presents information about the Company’s financial instruments that have been measured at fair value as of December 31, 2017, and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair values:

DECEMBER 31, 2017	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$17,206	$17,206	$17,206

DECEMBER 31, 2016	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$56,130	$56,130	$56,130

Due to the nature of cash, receivables and accounts payable, the fair value of these instruments approximated their carrying value.

a)	Credit risk

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations. The Company is not exposed to significant credit risk as at December 31, 2017 and 2016.

b)	Translation risk

The Company’s functional currency is the US dollar. The Company translates transactions in foreign currencies into US currency using rates on the date of the transactions. The Company translates foreign currency balances at period end using the rate in effect at the period end date. Translation risk is considered minimal.

c)	Interest rate risk

The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and liabilities.

d)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying its financial obligations as they become due. The Company manages its liquidity risk by forecasting cash flows from operations and anticipated investing and financing activities. At December 31, 2017, the Company had accounts payable of $37,825 (2016 - $69,014), which are due within 30 days or less. As at December 31, 2017, accrued liabilities consist of accrued accounting fees of $23,000 (2016 - $24,206).